April 29, 2013

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:          First Investors Life Series Funds
File Nos. 002-98409; 811-04325
Post-Effective Amendment No. 56

Ladies and Gentleman:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of First Investors Life Series Funds (“Trust”) is Post-Effective Amendment No. 56 to the Trust’s currently effective Registration Statement on Form N-1A relating to the shares of beneficial interest in the First Investors Life Series Cash Management Fund, First Investors Life Series Equity Income Fund, First Investors Life Series Fund for Income, First Investors Life Series Government Fund, First Investors Life Series Growth & Income Fund, First Investors Life Series International Fund, First Investors Life Series Investment Grade Fund, First Investors Life Series Opportunity Fund, First Investors Life Series Select Growth Fund, First Investors Life Series Special Situations Fund, First Investors Life Series Target Maturity 2015 Fund, and First Investors Life Series Total Return Fund under the 1933 Act (each, a “Fund,” and collectively, the “Funds”).  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purposes of this filing are to: (1) address comments received from the Securities and Exchange Commission staff regarding Post-Effective Amendment No. 53; and (2) update other information and make other non-material changes to the Funds’ prospectus and statement of additional information.

The prospectus and statement of additional information are not marked to reflect the changes effected by the amendment, as otherwise required by Rule 472(a) under the 1933 Act, because the Trust has combined prospectuses and statements of additional information for all series of the Trust with a December 31 fiscal year end.

U.S. Securities and Exchange Commission
EDGAR FILING

The Trust elects that this filing become effective on May 1, 2013, pursuant to Rule 485(b) under the 1933 Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc:           Mary Carty
Russell Shepherd
    First Investors Management Company, Inc.